Short-term borrowings and long-term debt (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Short-term borrowings and long-term debt
Short-term borrowings	¥ 81,092	¥ 52,401
Unused lines of credit	218,973
Unsecured loans, principally from banks
Short-term borrowings and long-term debt
Short-term borrowings	¥ 81,004	¥ 52,401
Short-term borrowings, average interest per annum	0.23%	0.17%
Secured loans, principally from banks
Short-term borrowings and long-term debt
Short-term borrowings	¥ 88
Short-term borrowings, average interest per annum	5.98%